                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                       Supplement dated September 20, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006, June 30, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
   POSITION(S) HELD WITH THE       AND/OR                                                               TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                   BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President,           None"
Trustee and Executive Vice                   A I M Management Group Inc., AIM Mutual Fund Dealer
President                                    Inc., AIM Funds Management Inc. and 1371 Preferred
                                             Inc.; Director and President, A I M Advisors, Inc.,
                                             INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                             Director, A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Director and Chairman, AIM
                                             Investment Services, Inc., Fund Management Company
                                             and INVESCO Distributors, Inc.; Director, President
                                             and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                             Canada Holdings Inc.; Director and Chief Executive
                                             Officer, AIM Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; Trustee, President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (other than AIM
                                             Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust); and Trustee
                                             and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; Executive Vice
                                             President and Chief Operations Officer, AIM Funds
                                             Management Inc.; President, AIM Trimark Global Fund
                                             Inc. and AIM Trimark Canada Fund Inc.; and Director,
                                             Trimark Trust


----------
* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960         1989     Director of Cash Management, Managing Director and      N/A"
President and Principal                      Chief Cash Management Officer, A I M Capital
Executive Officer                            Management, Inc.; Director and President, Fund
                                             Management Company; Vice President, A I M Advisors,
                                             Inc.; and President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only)

                                             Formerly: Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------
** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006, June 30, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954              2006           Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           1989            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006, June 30, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

                                       1


----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           1989            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006, June 30, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           1989            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006, June 30, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           1989            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006, June 30, 2006 and August 1, 2006


The following (1) replaces in its entirety, the information relating to Philip
A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) replaces in its entirety, the information relating to Karen Dunn Kelley under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND             TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
 POSITION(S) HELD WITH THE            AND/OR                                                                 TRUSTEESHIP(S) HELD
          TRUST                       OFFICER                                                                    BY TRUSTEE
                                       SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954             2006            Director, Chief Executive Officer and                  None"
Trustee and Executive Vice                            President, A I M Management Group Inc., AIM
President                                             Mutual Fund Dealer Inc., AIM Funds Management
                                                      Inc. and 1371 Preferred Inc.; Director and
                                                      President, A I M Advisors, Inc., INVESCO
                                                      Funds Group, Inc. and AIM GP Canada Inc.;
                                                      Director, A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.; Director and
                                                      Chairman, AIM Investment Services, Inc., Fund
                                                      Management Company and INVESCO Distributors,
                                                      Inc.; Director, President and Chairman, AVZ
                                                      Callco Inc., AMVESCAP Inc. and AIM Canada
                                                      Holdings Inc.; Director and Chief Executive
                                                      Officer, AIM Trimark Global Fund Inc. and AIM
                                                      Trimark Canada Fund Inc.; Trustee, President
                                                      and Principal Executive Officer, The AIM
                                                      Family of Funds--Registered Trademark--
                                                      (other than AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust); and Trustee and Executive
                                                      Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

                                                      Formerly: President and Principal Executive
                                                      Officer, The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only); Chairman, AIM Canada
                                                      Holdings, Inc.; Executive Vice President and
                                                      Chief Operations Officer, AIM Funds
                                                      Management Inc.; President, AIM Trimark
                                                      Global Fund Inc. and AIM Trimark Canada Fund
                                                      Inc.; and Director, Trimark Trust

----------

* Mr. Taylor was appointed as Trustee and Executive Vice President of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

"OTHER OFFICERS

Karen Dunn Kelley** -- 1960           1989            Director of Cash Management, Managing                  N/A"
President and Principal                               Director and Chief Cash Management Officer,
Executive Officer                                     A I M Capital Management, Inc.; Director and
                                                      President, Fund Management Company; Vice
                                                      President, A I M Advisors, Inc.; and
                                                      President and Principal Executive Officer,
                                                      The AIM Family of Funds--Registered
                                                      Trademark-- (AIM Treasurer's Series Trust,
                                                      Short-Term Investments Trust and Tax-Free
                                                      Investments Trust only)

                                                      Formerly: Vice President, The AIM Family of
                                                      Funds--Registered Trademark-- (AIM
                                                      Treasurer's Series Trust, Short-Term
                                                      Investments Trust and Tax-Free Investments
                                                      Trust only)

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------

** Ms. Kelley was appointed as President and Principal Executive Officer of the Trust on September 20, 2006.


                                       2